Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Summary of Inventories

	December 31
	2018	2019
	US$ thousands

Raw materials and components	19,088	20,986
Products in process	10,883	7,137
Finished products	12,398	8,368
	42,369	36,491